SUBSEQUENT EVENTS - Exit Credit Agreement (Details) - Line of Credit - Subsequent Event $ in Thousands	Jan. 23, 2024 USD ($) day
Exit Credit Agreement
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 80,000
Debt instrument, face amount	$ 61,200
Exit Credit Agreement | Exit Lenders
Subsequent Event [Line Items]
Interest rate per annum	9.00%
Exit facility amortizes in equal quarterly installment	$ 1,250
Additional interest rate in the event of debt default	2.00%
Debt instrument, number of business days after events of default | day	3
Exit Credit Agreement, Term Loan | Exit Lenders | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 40,000
Exit Credit Agreement, Initial Term Loan | Exit Lenders | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	20,000
Exit Credit Agreement, Delayed-Draw Term Loan | Exit Lenders | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	20,000
Exit Credit Agreement, Balance from Convertible Notes | Exit Lenders | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount	$ 40,000